Segment and geographical information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales classified by geographic destination:
Gross revenues	$ 14,755	$ 16,741	$ 15,207	$ 60,389	$ 46,481	$ 23,939
America, except United States
Sales classified by geographic destination:
Gross revenues	671	657	774	2,613	2,010	1,252
United States
Sales classified by geographic destination:
Gross revenues	341	449	333	1,672	828	832
Europe
Sales classified by geographic destination:
Gross revenues	2,567	3,167	2,681	11,437	8,912	4,036
Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	537	486	630	1,895	1,790	531
Japan
Sales classified by geographic destination:
Gross revenues	2,003	1,937	1,662	7,238	5,240	2,412
China
Sales classified by geographic destination:
Gross revenues	4,615	5,927	5,267	19,571	15,379	9,003
Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	1,534	1,133	1,364	5,049	4,172	2,218
Brazil
Sales classified by geographic destination:
Gross revenues	2,487	2,985	2,496	10,914	8,150	3,655
Bulk Material
Sales classified by geographic destination:
Gross revenues	10,984	12,763	10,875	44,948	34,478	15,205
Bulk Material | America, except United States
Sales classified by geographic destination:
Gross revenues	292	331	285	1,168	792	296
Bulk Material | United States
Sales classified by geographic destination:
Gross revenues	42	46	30	98	73	15
Bulk Material | Europe
Sales classified by geographic destination:
Gross revenues	1,774	2,552	1,866	8,766	6,797	2,184
Bulk Material | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	493	452	531	1,743	1,562	413
Bulk Material | Japan
Sales classified by geographic destination:
Gross revenues	1,709	1,658	1,240	5,987	3,859	1,473
Bulk Material | China
Sales classified by geographic destination:
Gross revenues	4,287	5,612	4,865	18,237	14,432	8,171
Bulk Material | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	1,256	693	867	3,619	2,710	1,074
Bulk Material | Brazil
Sales classified by geographic destination:
Gross revenues	1,131	1,419	1,191	5,330	4,253	1,579
Base Metals
Sales classified by geographic destination:
Gross revenues	2,361	2,287	3,019	9,627	8,200	6,679
Base Metals | America, except United States
Sales classified by geographic destination:
Gross revenues	371	289	471	1,380	1,170	942
Base Metals | United States
Sales classified by geographic destination:
Gross revenues	299	403	303	1,571	740	744
Base Metals | Europe
Sales classified by geographic destination:
Gross revenues	729	553	798	2,456	2,067	1,755
Base Metals | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	43	34	88	150	217	118
Base Metals | Japan
Sales classified by geographic destination:
Gross revenues	292	277	420	1,243	1,371	913
Base Metals | China
Sales classified by geographic destination:
Gross revenues	308	271	380	1,235	923	821
Base Metals | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	259	440	482	1,394	1,445	1,107
Base Metals | Brazil
Sales classified by geographic destination:
Gross revenues	60	20	77	198	267	279
Fertilizers
Sales classified by geographic destination:
Gross revenues	856	1,037	768	3,547	1,845	413
Fertilizers | America, except United States
Sales classified by geographic destination:
Gross revenues		24	12	44	32
Fertilizers | United States
Sales classified by geographic destination:
Gross revenues				1
Fertilizers | Europe
Sales classified by geographic destination:
Gross revenues	45	48	4	153	4
Fertilizers | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	1		11	1	11
Fertilizers | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	19		8	35	8
Fertilizers | Brazil
Sales classified by geographic destination:
Gross revenues	791	965	733	3,313	1,790	413
Logistic
Sales classified by geographic destination:
Gross revenues	420	503	334	1,726	1,465	1,104
Logistic | America, except United States
Sales classified by geographic destination:
Gross revenues					12	3
Logistic | Brazil
Sales classified by geographic destination:
Gross revenues	420	503	334	1,726	1,453	1,101
Others
Sales classified by geographic destination:
Gross revenues	134	151	211	541	493	538
Others | America, except United States
Sales classified by geographic destination:
Gross revenues	8	13	6	21	4	11
Others | United States
Sales classified by geographic destination:
Gross revenues				2	15	73
Others | Europe
Sales classified by geographic destination:
Gross revenues	19	14	13	62	44	97
Others | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues				1
Others | Japan
Sales classified by geographic destination:
Gross revenues	2	2	2	8	10	26
Others | China
Sales classified by geographic destination:
Gross revenues	20	44	22	99	24	11
Others | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues			7	1	9	37
Others | Brazil
Sales classified by geographic destination:
Gross revenues	$ 85	$ 78	$ 161	$ 347	$ 387	$ 283